Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share
Schedule of earnings per share

	31/12/2025	31/12/2024	31/12/2023
Profit for the year attributable to shareholders of the Parent (Millions of Euros)	402	157	42
Weighted average number of ordinary shares outstanding	680,512,566	679,668,551	679,756,294
Basic earnings per share (Euros per share)	0.59	0.23	0.06

	Number of shares
	31/12/2025	31/12/2024	31/12/2023
Issued shares outstanding at 1 January	680,409,104	679,092,279	679,469,076
Effect of treasury stock	103,462	576,272	287,218
Weighted average number of ordinary shares outstanding (basic) at 31 December	680,512,566	679,668,551	679,756,294

	31/12/2025	31/12/2024	31/12/2023
Profit for the year attributable to shareholders of the Parent (Millions of Euros)	402	157	42
Weighted average number of ordinary shares outstanding (diluted)	681,573,145	679,916,715	677,101,992
Diluted earnings per share (Euros per share)	0.59	0.23	0.06

	Number of shares
	31/12/2025	31/12/2024	31/12/2023
Ordinary shares outstanding at 1 January	680,409,104	679,092,279	679,469,076
Plans of rights over shares	1,060,579	248,164	(2,654,302)
Effect of treasury stock	103,462	576,272	287,218
Weighted average number of ordinary shares outstanding (diluted) at 31 December	681,573,145	679,916,715	677,101,992